Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Research and development reserves, Beginning balance	$ 3,281	$ 3,084
Statutory reserves, Beginning balance	3,281	3,084
Research and development reserves, Transfers to reserves	116	197
Statutory reserves, Transfers to reserves	8,544	197
Capital remuneration reserve, Transfers to reserves	8,428
Research and development reserves, Ending balance	3,397	3,281
Capital remuneration reserve, Ending balance	8,428
Statutory reserves, Ending balance	$ 11,825	$ 3,281